UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	881-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2011

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
January 31, 2011 (Unaudited)

Common Stocks--95.4%	Shares	Value ($)
Australia--6.5%
Australia & New Zealand Banking Group	6,927	163,397
BHP Billiton	3,448	152,048
Rio Tinto	1,735	145,324
Stockland	4,433	15,904
		476,673
Canada--4.9%
Canadian Imperial Bank of Commerce	1,828	139,348
EnCana	3,982	128,499
Teck Resources, Cl. B	1,454	88,066
		355,913
Finland--1.3%
Kesko, Cl. B	1,989	95,749
France--6.4%
AXA	3,547	75,080
BNP Paribas	819	61,225
Christian Dior	664	91,230
Cie Generale des Etablissements Michelin, Cl. B	998	72,652
Total	2,485	145,331
Unibail-Rodamco	132a	25,193
		470,711
Germany--3.6%
Allianz	1,292	179,459
Muenchener Rueckversicherungs	523	81,918
		261,377
Italy--2.7%
Enel	26,224	148,196
STMicroelectronics	4,010	48,562
		196,758
Japan--5.0%
Denso	800	29,435
Fujitsu	2,700	16,809
Komatsu	4,800	142,924
Marubeni	6,400	48,109
Mitsubishi	900	25,055

Sekisui Chemical	7,000	53,728
Sumitomo	2,000	28,777
Toshiba	3,600	21,272
		366,109
Netherlands--4.0%
Aegon	9,705a	71,886
Koninklijke Ahold	9,492	128,530
Koninklijke DSM	1,530	90,590
		291,006
Norway--2.9%
Statoil	3,744	90,887
Telenor	7,902	121,908
		212,795
South Korea--2.2%
POSCO	80	32,391
Samsung Electronics	123	107,610
Samsung SDI	169	23,512
		163,513
Spain--3.8%
Banco Bilbao Vizcaya Argentaria	2,995	36,770
Banco Santander	6,622	81,145
Criteria Caixacorp	7,218	49,818
Endesa	4,000	113,448
		281,181
Sweden--1.7%
SKF, Cl. B	4,431	126,479
Switzerland--4.5%
Nestle	743	40,180
Novartis	332	18,482
Roche Holding	1,330	202,318
Sulzer	519	71,802
		332,782

United Kingdom--16.5%
AstraZeneca	3,621	175,778
Barclays	19,719	92,786
BT Group	53,721	151,023
HSBC Holdings	18,354	200,098
Investec	5,406	41,453
Rio Tinto	3,227	221,240
Schroders	4,388	126,731
Smith & Nephew	2,276	25,302
Tesco	8,553	55,172
Unilever	3,507	102,017
Vodafone Group	8,110	22,780
		1,214,380
United States--29.4%
Becton Dickinson & Co.	1,580	131,061
Citigroup	15,700a	75,674
Coca-Cola	487	30,608
General Electric	9,400	189,316
Hewlett-Packard	4,700	214,743
Humana	1,900a	110,143
Intel	10,277	220,544
International Business Machines	1,900	307,800
Johnson & Johnson	4,008	239,558
McGraw-Hill	2,200	85,756
MeadWestvaco	1,200	34,356
Motorola Mobility Holdings	241a	6,713
Motorola Solutions	275a	10,662
NIKE, Cl. B	600	49,488
Owens Corning	4,000a	133,880
ProLogis	1,900b	28,348
State Street	1,100	51,392
Symantec	5,092a	89,670
UnitedHealth Group	3,700	151,885
		2,161,597
Total Common Stocks
(cost $5,819,661)		7,007,023

Preferred Stocks--4.4%
Brazil--1.5%
Banco Bradesco	6,050	111,785

Germany--2.9%
Henkel & Co.	1,495	91,168
Volkswagen	754	121,816
		212,984
Total Preferred Stocks
(cost $267,859)		324,769
Total Investments (cost $6,087,520)	99.8%	7,331,792
Cash and Receivables (Net)	.2%	16,557
Net Assets	100.0%	7,348,349

a	Non-income producing security.
b	Investment in real estate investment trust.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $6,087,520. Net unrealized appreciation on investments was $1,244,272 of which $1,282,600 related to appreciated investment securities and $38,328 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial Services	23.2
Materials	14.2
Information Technology	13.9
Health Care	11.3
Industrial	9.4
Consumer Discretionary	9.0
Consumer Staples	6.2
Energy	5.0
Telecommunications	4.0
Utilities	3.6
99.8

† Based on net assets.

100-463-63

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,161,597	-	-	2,161,597
Equity Securities - Foreign+	5,170,195	-	-	5,170,195

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)